Operating Expenses Before Credit Impairment Losses, Provisions and Charges	6 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
4. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Staff costs	599	641
Other administration expenses	376	356
Depreciation, amortisation and impairment	270	260
	1,245	1,257